Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operating expenses	$ 3,098,285	$ 4,074,437
Loss from operations	(3,098,285)	(4,074,437)
Other (expense) income:
Change in fair value of warrant liabilities	(1,264,054)	8,973,522
Change in fair value of FPA	308,114
Issuance of FPA	(308,114)
Reduction of deferred underwriter fee payable	328,474
Interest Expense – Debt Discount	(759,768)
Termination Fee		1,000,000
Interest income – trust account	4,758,906	4,679,040
Total other (expense) income, net	3,063,558	14,652,562
Net (loss) income	$ (34,727)	$ 10,578,125
Class A Ordinary Shares Subject to Possible Redemption
Other (expense) income:
Weighted average shares outstanding (in Shares)	9,858,573	31,921,634
Basic net (loss) income per ordinary share (in Dollars per share)	$ 0	$ 0.27
Class A Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	2,405,055
Basic net (loss) income per ordinary share (in Dollars per share)	$ 0
Class B Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	5,575,354	7,980,409
Basic net (loss) income per ordinary share (in Dollars per share)	$ 0	$ 0.27